RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cost of sales
Personnel expenses			R$ (711,401)	R$ (652,396)
Costs of raw materials, materials and services			(5,336,373)	(5,351,098)
Logistics costs			(2,129,684)	(2,176,264)
Depreciation, depletion and amortization			(3,144,107)	(3,088,132)
Other			(875,290)	(287,875)
Total cost of sales	R$ (6,228,181)	R$ (6,122,925)	(12,196,855)	(11,555,765)
Selling expenses
Personnel expenses			(126,331)	(115,604)
Services			(62,108)	(63,133)
Logistics costs			(516,380)	(509,420)
Depreciation and amortization			(475,228)	(474,249)
Other			(51,115)	(35,302)
Total selling expenses	(626,809)	(625,567)	(1,231,162)	(1,197,708)
General and Administrative expenses
Personnel expenses			(489,463)	(437,176)
Services			(171,346)	(142,973)
Depreciation and amortization			(55,014)	(51,639)
Other			(101,620)	(69,444)
Total General and Administrative expenses	(427,208)	(364,768)	(817,443)	(701,232)
Other operating (expenses) income net
Rents and leases			1,476	1,058
Results from sales of other products, net			48,312	34,723
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net			(111,195)	8,041
Result on fair value adjustment of biological assets			1,256,315	171,618	R$ 1,199,759
Depletion and amortization			80,833	19,057
Tax credits - ICMS from the PIS/COFINS calculation basis				(1,324)
Provision for judicial liabilities			(71,878)	(64,300)
Other operating income (expenses), net			(19,874)	(9,447)
Other operating (expenses) income net	R$ 1,205,293	R$ 161,993	1,183,989	159,426
Cost of idle capacity and maintenance downtime			R$ 411,718	R$ 368,606